Supplementary Information to Statements of Operations (Details) - Schedule of financial expenses, net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial income
Interest income
foreign currency differences gains			26
Financial income total			26
Financial expenses:
In respect of interest loans and bank fees	(202)	(275)	(245)
Expenses regarding warrants granted underlying loan agreement with YA (see Note 15)		(30)
Other (mainly foreign currency differences)	97	(43)	(111)
Financial expenses total	(105)	(348)	(356)
Financial income expenses, net	$ (105)	$ (348)	$ (330)